Finance income (expense) - Analysis of finance income (expense) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income (expense) related to net borrowings
Interest and other finance expense on ordinary bonds	€ (475)	€ (517)	€ (618)
Net finance income (expense) on financial assets held for trading	11	31	127
Interest and other expense due to banks and other financial institutions	(94)	(102)	(122)
Interest on lease liabilities	(304)	(347)	(378)
Interest from banks	4	10	21
Interest and other income on financial receivables and securities held for non-operating purposes	9	12	8
Finance income (expense) related to net borrowings	(849)	(913)	(962)
Exchange differences	476	(460)	250
Income (expense) from derivative financial instruments	(306)	351	(14)
Other finance income (expense)
Interest and other income on financing receivables and securities held for operating purposes	67	97	112
Capitalized finance expense	68	73	93
Finance expense due to the passage of time (accretion discount)	(144)	(190)	(255)
Other finance income (expense)	(100)	(3)	(103)
Other finance income (cost)	(109)	(23)	(153)
Finance income (expense)	€ (788)	€ (1,045)	€ (879)